Schedule of Common Stock Outstanding (Details) - shares			3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 24, 2024	Sep. 22, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Total - Conduit Pharmaceuticals Inc. common stock outstanding as a result of Business Combination, PIPE Financing, exchange of Conduit Pharmaceuticals Limited shares for shares of Conduit Pharmaceuticals Inc., issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes, and transaction services agreements, shares			74,000,234	74,000,234	73,829,536	64,626,430
Common Stock [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares			74,544	74,544	2,000,000
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the transaction, shares	96,154		96,154	96,154	1,300,000
Murphy Canyon Acquisition Corp [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares		54,000
Murphy Canyon Acquisition Corp [Member] | Conduit Pharmaceuticals Inc [Member]
Business Acquisition [Line Items]
Total - Conduit Pharmaceuticals Inc. common stock outstanding as a result of Business Combination, PIPE Financing, exchange of Conduit Pharmaceuticals Limited shares for shares of Conduit Pharmaceuticals Inc., issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes, and transaction services agreements, shares		72,418,316
Murphy Canyon Acquisition Corp [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares		2,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares		4,118,316
Exchange of Conduit Pharmaceuticals Limited ordinary shares for Conduit Pharmaceuticals Inc. common stock on the Closing Date, shares		32,313.215
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Pharmaceuticals Inc [Member]
Business Acquisition [Line Items]
Exchange of Conduit Pharmaceuticals Limited ordinary shares for Conduit Pharmaceuticals Inc. common stock on the Closing Date, shares		64,626,430
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the transaction, shares		1,300,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares		2,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Sponsor [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares		4,015,250
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Director [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares		45,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Convertible Note Holders [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares		373,570
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Common Stock Subject to Mandatory Redemption [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares		58,066